Statement of Operations and Comprehensive Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
REVENUES	$ 2,026,039	$ 1,896,741
EXPENSES
OPERATING	1,249,252	1,154,764
SELLING, GENERAL AND ADMINISTRATION	255,173	230,740
RESTRUCTURING	0	0
GOODWILL IMPAIRMENT	0	0
AMORTIZATION	296,491	274,118
NET (GAIN) LOSS ON SALE OF CAPITAL ASSETS	(7,793)	(592)
OPERATING INCOME (LOSS)	232,916	237,711
INTEREST ON LONG-TERM DEBT	60,754	57,428
NET FOREIGN EXCHANGE (GAIN) LOSS	(1,061)	9
NET (GAIN) LOSS ON FINANCIAL INSTRUMENTS	(4,282)	1,725
LOSS ON EXTINGUISHMENT OF DEBT	1,240	16,924
OTHER EXPENSES	0	105
INCOME (LOSS) BEFORE INCOME TAX EXPENSE AND NET LOSS FROM EQUITY ACCOUNTED INVESTEE	176,265	161,520
INCOME TAX EXPENSE
Current	29,535	49,281
Deferred	28,908	17,841
Total Income Tax Expense	58,443	67,122
NET LOSS FROM EQUITY ACCOUNTED INVESTEE	(148)	41
NET INCOME (LOSS)	117,970	94,357
OTHER COMPREHENSIVE (LOSS) INCOME
Foreign currency translation adjustment	(33,181)	11,702
Derivatives designated as cash flow hedges, net of income tax	(1,051)	1,604
Settlement of derivatives designated as cash flow hedges, net of income tax	457	329
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	(594)	1,933
OTHER COMPREHENSIVE INCOME (LOSS)	(33,775)	13,635
COMPREHENSIVE INCOME (LOSS)	84,195	107,992
NET INCOME (LOSS) - CONTROLLING INTEREST	117,970	94,357
NET INCOME - NON-CONTROLLING INTEREST	0	0
COMPREHENSIVE INCOME (LOSS) - CONTROLLING INTEREST	84,195	107,992
COMPREHENSIVE INCOME - NON-CONTROLLING INTEREST	$ 0	$ 0
Net income (loss) per weighted average share, basic	$ 1.02	$ 0.81
Net income (loss) per weighted average share, diluted	$ 1.02	$ 0.81
Weighted average number of shares outstanding (thousands), basic	115,170	116,178
Weighted average number of shares outstanding (thousands), diluted	115,170	116,178